FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : December 31, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2006
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total:		$120212

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ADVANCED MICRO DE
COM
007903107
  1019
50000
DEFINED 01
X


AMERICAN EXPRESS
COM
025816109
  1519
25000
DEFINED 01
X


ADP
COM
035035103
    4556
92500
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    5351
290000
DEFINED 01
X


ARCH COAL INC
COM
025816109
   1802
60000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
    1292
100000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
  2885
43000
DEFINED 01
X


CHEVRON
COM
166764100
   735
10000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
   2733
100000
DEFINED 01
X


COMCAST
COM
200300200
   1859
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    1256
30000
DEFINED 01
X


COMCAST CL A
COM
20030N101
    607
14484
DEFINED 01
X


DAVITA INC
COM
23918K108
   5404
95000
DEFINED 01
X


DENISON MINES CORP
COM
248356107
   7853
776000
DEFINED 01
X


DIRECTV GROUP
COM
25459l106
   2494
100000
DEFINED 01
X


EQUIFAX
COM
294429105
    4965
122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    2785
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    2612
 71400
DEFINED 01
X


EXCEL MARITIME CAR
COM
V3267N107
    1159
 79300
DEFINED 01
X


GLOBALSTAR
COM
379364805
    2554
183626
DEFINED 01
X


HARVEST ENERGY TR
COM
41752X101
    1123
 50000
DEFINED 01
X


IDEARC INC
COM
451663108
      179
    6250
DEFINED 01
X


INTEL CORP
COM
458140100
    3544
175000
DEFINED 01
X


INTL BUS MACH
COM
459200101
    6801
70000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   1927
50000
DEFINED 01
X


3M
COM
88579Y101
   5455
70000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
   360
16150
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
   307
10000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   2884
1620000
DEFINED 01
X


NEOGEN CORP
COM
640491106
   2220
100000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  3066
161900
DEFINED 01
X


PFIZER
COM
717081103
   2525
  97500
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
   2338
200000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 20859
407400
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   1592
100000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
  1346
50000
DEFINED 01
X


UEX CORP
COM
902666106
    495
102700
DEFINED 01
X


VERIZON
COM
92343V104
  4655
125000
DEFINED 01
X


WESTAR ENERGY INC
COM
95709T100
   1038
40000
DEFINED 01
X


WESTERN URANIUM C
COM
95984P105
    490
500000
DEFINED 01
X


ZIMMER HOLDINGS IN
COM
98956P102
  1568
20000
DEFINED 01
X




TOTAL						       120212